Inventories (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of inventories

Breakdown of Group’s inventories as of June 30, 2021 and 2020 are as follows:

	06.30.21	06.30.20
Crops	7,125	4,051
Materials and supplies	3,561	2,929
Sugarcane	-	6
Agricultural inventories	10,686	6,986
Telephones and other communication equipment	-	2,574
Fruit	-	4,063
Total inventories	10,686	13,623